CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current Assets:
Cash and cash equivalents	$ 8,541,890	$ 19,466,735
Restricted cash	3,519,898	488,719
Accounts receivable, net of allowance for doubtful accounts of $15,479,534 and $2,465,977 as of December 31, 2014 and 2015, respectively	14,019,697	17,986,681
Amounts due from related parties	1,684,937	2,159,079
Prepaid expenses and other current assets	16,240,896	17,870,518
Assets held for sale - current	16,624,878	23,783,163
Total current assets	60,632,196	81,754,895
Non-current Assets:
Fixed assets, net	16,819,538	4,393,900
Intangible assets, net	287,813	359,695
Investments under equity method	6,874,627	7,431,629
Other investments	2,177,341	3,125,885
Long-term prepayments and deposits	3,875,185	4,100,566
Restricted cash	308,133	1,140,344
Total non-current assets	30,342,637	20,552,019
TOTAL ASSETS	90,974,833	102,306,914
Current Liabilities:
Short-term bank loans (including short-term bank loans of the consolidated variable interest entities ("VIEs") without recourse to VisionChina Media Inc. (the "Company") of $13,847,031 and $9,243,995 as of December 31, 2014 and 2015, respectively)	9,243,995	13,847,031
Convertible promissory notes - maturity within one year	55,889,559	4,000,000
Derivative instrument - embedded conversion option	3,961,380	3,398,642
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Company of $2,433,984 and $11,626,248 as of December 31, 2014 and 2015, respectively)	12,775,514	4,460,702
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Company of $1,177,490 and $1,973,591 as of December 31, 2014 and 2015, respectively)	1,973,591	1,177,490
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of $24,567,559 and $23,294,058 as of December 31, 2014, and 2015, respectively)	32,858,747	31,128,677
Liabilities held for sale - current	2,139,528	3,528,936
Total current liabilities	118,842,314	61,541,478
Non-current Liability:
Convertible promissory notes - maturity over one year		51,018,674
Total non-current liability		51,018,674
Total liabilities	118,842,314	112,560,152
Commitments and contingencies
Equity (deficit)
Common shares ($0.0001 par value; 200,000,000 shares authorized; 102,121,144 and 102,741,977 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	10,274	10,212
Additional paid-in capital	350,769,364	344,083,552
Accumulated deficit	(418,583,838)	(395,183,492)
Accumulated other comprehensive income	36,874,260	39,579,661
Total VisionChina Media Inc. shareholders' deficit	(30,929,940)	(11,510,067)
Noncontrolling interest	3,062,459	1,256,829
Total deficit	(27,867,481)	(10,253,238)
TOTAL LIABILITIES AND DEFICIT	$ 90,974,833	$ 102,306,914